Inventories, Net	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories, net

Note 5 – Inventories, net

Inventory consisted of the following:

	December 31, 2021	December 31, 2020
Goods in transit	$601,689	$542,331
Finished goods	12,075,587	6,881,437
Subtotal	12,677,276	7,423,768
Less: inventory reserve	(360,510)	(25,520)
Inventories, net	$12,316,766	$7,398,248